Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Basic and Diluted Earnings per Share From Operations
(1)	Basic Earnings per Share
Basic earnings per share is calculated by dividing the profit from operations attributable to equity holders of the Group by the weighted average number of ordinary shares outstanding during the period, excluding ordinary shares purchased by the Group and held as treasury stock.
Basic earnings per share from operations for the years ended December 31, 2021, 2022 and 2023, is calculated as follows:

	2021		2022		2023
Profit attributable to ordinary shares of owners of the Controlling Company (in millions of Korean won)	￦	1,354,537	￦	1,259,686	￦	993,325
Weighted average number of ordinary shares outstanding (in number of shares)		235,201,782		242,235,332		249,470,072
Basic earnings per share (in Korean won)	￦	5,759	￦	5,200	￦	3,982
Diluted earnings per share from operations is calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all dilutive potential ordinary shares. The
Group
has dilutive potential ordinary shares from convertible bond and other share-based compensat
ion
.

(2)	Diluted Earnings per Share
Diluted earnings per share from operations is calculated by adjusting the weighted average number of ordinary shares outstanding assuming that all dilutive potential ordinary shares are converted into ordinary shares. The Group has dilutive potential ordinary shares from convertible bonds, convertible preferred stock and other share-based payments:

	2021		2022		2023
Profit attributable to ordinary shares of owners of the Controlling Company (in millions of Korean won)	￦	1,354,537	￦	1,259,686	￦	993,325
Adjustment to net income attributable to ordinary shares (in millions of Korean won)		—		(496)		(827)
Diluted profit attributable to ordinary shares (in millions of Korean won)		1,354,537		1,259,190		992,498
Number of dilutive potential ordinary shares outstanding (in number of shares)		483,760		91,931		119,263
Weighted average number of ordinary shares outstanding (in number of shares)		235,685,542		242,327,263		249,589,335
Diluted earnings per share (in Korean won)	￦	5,747	￦	5,196	￦	3,977
Diluted earnings per share is earnings per outstanding of ordinary shares and dilutive potential ordinary shares. Diluted earnings per share is calculated by dividing adjusted profit for the year by the sum of the number of ordinary shares and dilutive potential ordinary shares. Convertible bonds and convertible preferred stocks without dilutive effects are excluded from the calculation.